Condensed Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

Condensed Balance Sheets

December 31, 2012 and 2011

(Dollars in thousands)	2012	2011
Assets
Cash in bank	$63,207	$98,390
Investment in subsidiaries	1,506,671	1,434,101
Other assets	89,966	75,061

Total assets	$1,659,844	$1,607,552

Liabilities and Shareholders’ Equity
Liabilities	$129,976	$124,891
Shareholders’ equity	1,529,868	1,482,661

Total liabilities and shareholders’ equity	$1,659,844	$1,607,552

Condensed Statements Of Income

Condensed Statements of Income

Years Ended December 31, 2012, 2011 and 2010

(Dollars in thousands)	2012	2011	2010
Operating income
Dividends from bank subsidiary	$70,000	$—	$—
Reimbursement of management expenses	94,053	74,664	41,313
Other income	(836)	(1,176)	1,209

Total operating income	163,217	73,488	42,522
Operating expenses
Interest expense	3,427	2,101	3,865
Salaries and employee benefits expense	76,527	63,505	49,816
Other expenses	47,309	33,546	24,744

Total operating expenses	127,263	99,152	78,425

Income (loss) before income tax (expense) benefit and increase in equity in undistributed earnings of subsidiaries	35,954	(25,664)	(35,903)

Income tax benefit	11,842	8,219	12,113

Income (loss) before equity in undistributed earnings of subsidiaries	47,796	(17,445)	(23,790)
Equity in undistributed earnings of subsidiaries	28,599	70,983	72,616

Net income	76,395	53,538	48,826
Preferred stock dividends	—	—	—

Income available to common shareholders	$76,395	$53,538	$48,826

Condensed Statements Of Cash Flows

Condensed Statements of Cash Flows

Years Ended December 31, 2012, 2011, and 2010

(Dollars in thousands)	2012	2011	2010

Cash flows from operating activities
Net income	$76,395	$53,538	$48,826

Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,926	1,071	(892)
Net income of subsidiaries	(28,599)	(70,983)	(72,616)
Noncash compensation expense	9,907	9,114	7,797
Loss (gain) on sale of assets	7	—	(3)
Derivative (gains) losses on swaps	2	—	—
Cash retained from tax benefit associated with share-based payment arrangements	(1,221)	(1,454)	(637)
Other, net	(10,557)	(23,278)	(5,953)

Net cash provided by (used in) operating activities	50,860	(31,992)	(23,478)

Cash flows from investing activities
Cash received in excess of cash paid in acquisition	1,272	—	—
Proceeds from sale of premises and equipment	5	10	3
Purchases of premises and equipment	(4,173)	(3,655)	(4,586)
Capital contributed to subsidiary	(2,000)	(12,963)	(94,561)
Acquisition	—	—	(733)

Net cash used in investing activities	(4,896)	(16,608)	(99,877)

Cash flows from financing activities
Dividends paid to shareholders	(40,069)	(38,558)	(34,412)
Proceeds from long-term debt	—	—	—
Common stock issued	—	—	328,980
Repayments of long-term debt	(2,867)	(13,500)	—
Costs of issuance of common stock	—	—	—
Payments to repurchase common stock	(42,245)	(43,219)	(1,500)
Proceeds from sale of treasury stock for stock options exercised	2,813	6,807	1,631
Cash retained from tax benefit associated with share-based payment arrangements	1,221	1,454	637

Net cash (used in) provided by financing activities	(81,147)	(87,016)	295,336

Net (decrease) increase in cash and cash equivalents	(35,183)	(135,616)	171,981

Cash and cash equivalents at beginning of period	98,390	234,006	62,025

Cash and cash equivalents at end of period	$63,207	$98,390	$234,006